UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-216

Nicholas Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2003

Date of reporting period: 06/30/2003

Item 1. Report to Shareholders

August 2003

Report to Fellow Shareholders:

The high-yield bond market experienced a significant recovery from a painfully difficult period for investors in 2002. High-yield bonds, scorned just months previously, quickly became overwhelmed with renewed demand from investors gladly accepting more credit risk as a trade-off for attractive corporate bond yields. Improving economic conditions and corporate balance sheets served as a catalyst for the rebound in high-yield. A decline in the rate of defaults and increased supply in new issuance also encouraged investors to move back into the high-yield market.

The Lehman Brothers U.S. Corporate Intermediate High Yield Bond Index generated a return of 17.38% during the first half of 2003. As in most recoveries, the securities most beaten down experienced the greatest rebound, in this case the lowest rated corporate bonds. Corporate bonds in the Lehman Brothers Caa and Ca-D indices, generated returns of 40.50% and 56.75%, respectively. A sharp contrast from 2002, when these categories suffered returns of (9.05)% and (12.87)%, respectively.

The Nicholas Income Fund generated a 13.15% return over the six-month period ending June 30. The performance was good from an absolute basis, but lagged the Lehman Brothers U.S. Corporate Intermediate High Yield Bond Index. This was largely due to the Fund's guidelines that preclude it from investing in securities rated below B at date of purchase, the category which generated the highest returns for the period as described above.

Returns for Nicholas Income Fund, Inc. and selected indices are provided in the chart below for the periods ended June 30, 2003.

Average Annual Total Return *
	6 Month	1 Year	5 Year	10 Year	15 Year
Nicholas Income Fund, Inc.	13.15%	4.30%	(0.98)%	4.19%	5.86%
Lehman Brothers U.S. Corporate Intermediate High Yield Bond Index	17.38%	21.66%	2.32%	6.17%	8.14%
Morningstar High Yield Bond Funds Objective	14.29%	16.73%	0.97%	5.20%	7.08%
Consumer Price Index	1.10%	2.11%	2.43%	2.44%	2.99%
Ending value of $10,000 invested in Nicholas Income Fund, Inc. (Distributions Reinvested)	$11,315	$10,430	$9,522	$15,070	$23,493

The Fund is well positioned to take advantage of improving economic and corporate fundamentals we foresee unfolding in the months ahead. The corporate bonds held in the Fund should benefit from improving corporate profitability and liquidity. The Fund's defensive maturity structure should help protect our shareholders from principal erosion due to interest rates trending higher. We have increased the number of holdings in the Fund and reduced the size of any one position in an effort to reduce the price volatility of the Fund in the future.

Thank you for your continued investment in the Nicholas Income Fund.

Sincerely,

Lawrence J. Pavelec                  Albert O. Nicholas                  David O. Nicholas

Co-Portfolio Manager              Co-Portfolio Manager              Co-Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
(For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------

                                              Six Months             Year Ended December 31,
                                            Ended 06/30/03   ---------------------------------------
                                             (unaudited)     2002     2001     2000     1999    1998
                                            --------------   ----     ----     ----     ----    ----
NET ASSET VALUE, BEGINNING OF PERIOD            $1.93        $2.36    $2.40    $3.06    $3.39   $3.69
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income                           .08          .19      .24      .31      .33     .32
  Net gain (loss) on securities
   (realized and unrealized)                      .17         (.42)    (.04)    (.66)    (.33)   (.30)
                                                -----        -----    -----    -----    -----   -----
     Total from investment operations             .25         (.23)     .20     (.35)      --     .02
                                                -----        -----    -----    -----    -----   -----
  LESS DISTRIBUTIONS
  From net investment income                     (.04)        (.20)    (.24)    (.31)    (.33)   (.32)
                                                -----        -----    -----    -----    -----   -----
NET ASSET VALUE, END OF PERIOD                  $2.14        $1.93    $2.36    $2.40    $3.06   $3.39
                                                -----        -----    -----    -----    -----   -----
                                                -----        -----    -----    -----    -----   -----
TOTAL RETURN                                   13.15%*       (10.13)%  8.76%  (12.13)%  (0.07)% 0.47%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $116.1       $101.4   $118.7   $125.5   $202.8  $239.4
Ratio of expenses to average net assets          .61%**       .58%     .61%     .57%     .50%    .48%
Ratio of net investment income
  to average net assets                         8.13%**      8.77%    9.56%   10.43%    9.81%   8.69%
Portfolio turnover rate                       103.96%**     57.19%   69.84%   18.57%    47.2%   49.3%

  * Not Annualized.
 ** Annualized.
        The accompanying notes to financial statements are an integral part of these statements.
-------------------------------------------------------------------------------
Top Ten Issuers
June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
                                              Percentage
Name                                         of Net Assets
----                                        ---------------
Perkins Family Restaurants, L.P. ............    4.11%
United Rentals (North America), Inc. ........    3.36%
Lyondell Chemical Company ...................    3.27%
Res-Care, Inc. ..............................    3.24%
Tenneco Automotive Inc. .....................    3.05%
Standard Motor Products, Inc. ...............    3.03%
Georgia-Pacific Corporation .................    2.85%
Qwest Capital Funding, Inc. .................    2.82%
United Auto Group, Inc. .....................    2.76%
Total Renal Care Holdings, Inc. .............    2.72%
                                               ------
Total of top ten ............................   31.21%
                                               ------
                                               ------
Schedule of Investments
June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
  Shares or
  Principal
   Amount                                                    Value
 -----------                                             ------------
NON-CONVERTIBLE BONDS - 88.53%
             Consumer Cyclicals - Products -- 1.83%
$2,000,000   Sequa Corporation
              9.00%, 08/01/09 .......................... $  2,120,000
                                                         ------------
             Consumer Cyclicals - Retail -- 5.41%
 1,500,000   J.C. Penney Company, Inc.
              7.60%, 04/01/07 ..........................    1,575,000
 1,500,000   Pep Boys - Manny, Moe & Jack (The)
              6.65%, 03/03/04 ..........................    1,501,875
 3,000,000   United Auto Group, Inc.
              9.625%, 03/15/12 .........................    3,210,000
                                                         ------------
                                                            6,286,875
                                                         ------------
             Consumer Cyclicals - Services -- 5.09%
 2,000,000   KinderCare Learning Centers, Inc.
              9.50%, 02/15/09  .........................    2,015,000
 4,000,000   United Rentals (North America), Inc.
              9.00%, 04/01/09 ..........................    3,900,000
                                                        -------------
                                                            5,915,000
                                                        -------------
             Consumer Discretionary - Auto
              & Components -- 3.05%
 4,000,000   Tenneco Automotive Inc.
              11.625%, 10/15/09 ........................    3,540,000
                                                        -------------
             Consumer Discretionary -
              Durables & Apparel -- 1.93%
 1,500,000   Levi Strauss & Co.
              12.25%, 12/15/12 .........................    1,248,750
 1,000,000   Sealy Mattress Company
              9.875%, 12/15/07 .........................      995,000
                                                        -------------
                                                            2,243,750
                                                        -------------
             Consumer Discretionary - Hotels,
              Restaurants & Leisure -- 6.54%
 1,000,000   HMH Properties, Inc.
              7.875%, 08/01/08 .........................    1,015,000
 1,500,000   Park Place Entertainment Corporation
              7.875%, 12/15/05 .........................    1,599,375
 2,000,000   Royal Caribbean Cruises Ltd.
              7.00%, 10/15/07 ..........................    2,020,000
 3,000,000   Six Flags, Inc.
              9.50%, 02/01/09 ..........................    2,955,000
                                                        -------------
                                                            7,589,375
                                                        -------------
             Consumer Discretionary - Media -- 1.84%
 1,000,000   Interpublic Group of Companies, Inc. (The)
              7.875%, 10/15/05 .........................    1,055,000
 1,000,000   PanAmSat Corporation
              8.50%, 02/01/12 ..........................    1,082,500
                                                        -------------
                                                            2,137,500
                                                        -------------
             Consumer Staples - Drug, Retail,
              Food & Beverage -- 12.26%
 1,000,000   Great Atlantic & Pacific Tea
              Company, Inc. (The)
              9.125%, 12/15/11 .........................      935,000
 2,000,000   Great Atlantic & Pacific Tea
              Company, Inc. (The)
              7.75%, 04/15/07 ..........................    1,870,000
 3,000,000   Land O' Lakes, Inc.
              8.75%, 11/15/11 ..........................    2,400,000
 5,000,000   Perkins Family Restaurants, L.P.
              10.125%, 12/15/07 ........................    4,775,000
 2,000,000   Pilgrim's Pride Corporation
              9.625%, 09/15/11 .........................    2,135,000
 2,000,000   Winn-Dixie Stores, Inc.
              8.875%, 04/01/08 .........................    2,120,000
                                                        -------------
                                                           14,235,000
                                                        -------------
             Consumer Staples - Products -- 2.84%
 3,000,000   Georgia-Pacific Corporation
              9.50%, 12/01/11 ..........................    3,303,750
                                                        -------------
             Energy -- 4.43%
 2,000,000   Forest Oil Corporation
              8.00%, 06/15/08 ..........................    2,140,000
 1,561,000   Nuevo Energy Company
              9.50%, 06/01/08 ..........................    1,637,099
 1,500,000   PDVSA Finance Ltd.
              8.50%, 11/16/12 ..........................    1,372,500
                                                        -------------
                                                            5,149,599
                                                        -------------
             Financials - Diversified -- 2.01%
 1,000,000   Bombardier Capital, Inc.
              144A restricted, 7.50%, 10/17/05 .........    1,050,000
   750,000   Dana Credit Corporation
              144A restricted, 8.375%, 08/15/07 ........      757,500
   500,000   General Motors Acceptance Corporation
              6.75%, 01/15/06 ..........................      530,821
                                                        -------------
                                                            2,338,321
                                                        -------------
             Financials - Insurance -- 2.57%
 1,000,000   Fairfax Financial Holdings Limited
              7.375%, 03/15/06 .........................      970,000
 1,000,000   Royal & Sun Alliance Insurance Group plc
              8.95%, 10/15/29 ..........................      940,509
 1,000,000   UnumProvident Corporation
              7.625%, 03/01/11 .........................    1,070,000
                                                        -------------
                                                            2,980,509
                                                        -------------
             Financials - Real Estate -- 1.33%
 1,500,000   FelCor Lodging Limited Partnership
              10.00%, 09/15/08 .........................    1,548,750
                                                        -------------
             Health Care - Equipment -- 1.74%
 2,000,000   Mallinckrodt Inc.
              6.50%, 11/15/07 ..........................    2,025,000
                                                        -------------
             Health Care - Services -- 7.55%
 2,000,000   Province Healthcare Company
              7.50%, 06/01/13 ..........................    1,970,000
   250,000   Psychiatric Solutions, Inc.
              144A restricted, 10.625%, 06/15/13 ......      257,500
 4,000,000   Res-Care, Inc.
              10.625%, 11/15/08 ........................    3,760,000
 3,000,000   Tenet Healthcare Corporation
              6.375%, 12/01/11 .........................    2,775,000
                                                        -------------
                                                            8,762,500
                                                        -------------
             Industrials - Commercial
              Services & Supplies -- 1.83%
 2,000,000   Allied Waste North America, Inc.
              10.00%, 08/01/09 .........................    2,125,000
                                                        -------------
             Information Technology -
              Hardware & Equipment -- 4.80%
 1,000,000   Ericsson LM Telefon AB
              6.50%, 05/20/09 ..........................      946,300
 1,000,000   Lucent Technologies Inc.
              7.25%, 07/15/06 ..........................      947,500
 2,000,000   PerkinElmer, Inc.
              144A restricted, 8.875%, 01/15/13 ........    2,170,000
 1,500,000   Xerox Capital (Europe) plc
              5.875%, 05/15/04 .........................    1,507,500
                                                        -------------
                                                            5,571,300
                                                        -------------
             Information Technology -
              Software & Services -- 1.84%
 2,000,000   Unisys Corporation
              8.125%, 06/01/06 .........................    2,140,000
                                                        -------------
             Materials -- 9.46%
 2,000,000   Caraustar Industries, Inc.
              9.875%, 04/01/11 .........................    2,130,000
 4,000,000   Lyondell Chemical Company
              9.50%, 12/15/08 ..........................    3,800,000
 2,000,000   OM Group, Inc.
              9.25%, 12/15/11 ..........................    1,950,000
 2,000,000   Owens-Illinois, Inc.
              8.10%, 05/15/07 ..........................    2,050,000
 1,000,000   United States Steel LLC
              10.75%, 08/01/08 .........................    1,050,000
                                                        -------------
                                                           10,980,000
                                                        -------------
             Telecommunication Services -- 5.56%
 1,500,000   Crown Castle International Corp.
              9.375%, 08/01/11 .........................    1,560,000
 1,500,000   Nextel Communications, Inc.
              9.375, 11/15/09 ..........................    1,610,625
 4,000,000   Qwest Capital Funding, Inc.
              7.25%, 02/15/11 ..........................    3,280,000
                                                        -------------
                                                            6,450,625
                                                        -------------
             Utilities -- 4.62%
 1,000,000   AES Corporation (The)
              144A restricted, 8.75%, 05/15/13 .........    1,040,000
 1,000,000   Edison International Inc.
              6.875%, 09/15/04 .........................    1,005,000
 2,000,000   Sonat Inc.
              7.625%, 07/15/11 .........................    1,820,000
 1,535,000   TECO Energy, Inc.
              7.00%, 05/01/12 ..........................    1,496,625
                                                        -------------
                                                            5,361,625
                                                        -------------
                  TOTAL NON-CONVERTIBLE BONDS
                   (cost $101,369,121) .................  102,804,479
                                                        -------------
CONVERTIBLE BONDS -- 5.74%
             Consumer Discretionary -
              Automobiles & Components -- 3.03%
 4,000,000   Standard Motor Products, Inc.
              6.75%, 07/15/09 ..........................    3,515,000
                                                        -------------
             Health Care - Services -- 2.71%
 3,000,000   Total Renal Care Holdings, Inc.
              7.00%, 05/15/09 ..........................    3,153,750
                                                        -------------
                  TOTAL CONVERTIBLE BONDS
                   (cost $5,712,689) ...................    6,668,750
                                                        -------------
COMMON STOCKS -- 2.84%
             Financials - Real Estate -- 2.84%
    18,000   Health Care Property Investors, Inc. ......      762,300
   111,400   National Health Realty, Inc. ..............    1,781,286
    28,000   Universal Health Realty Income Trust ......      756,000
                                                        -------------
                  TOTAL COMMON STOCKS
                   (cost $3,082,320) ...................    3,299,586
                                                        -------------
SHORT-TERM INVESTMENTS -- 1.19%
             Commercial Paper -- 0.65%
   750,000   Sears Roebuck Acceptance Corporation
              07/16/03, 1.40% ..........................      749,563
                                                        -------------
             Variable Rate Demand Note -- 0.54%
   623,478   U.S. Bank N.A.
              07/01/03, 0.78% ..........................      623,478
                                                        -------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $1,373,041) ...................    1,373,041
                                                        -------------
                  TOTAL INVESTMENTS
                   (cost $111,537,171) -- 98.30% .......  114,145,856
                                                        -------------
             OTHER ASSETS,
              NET OF LIABILITIES -- 1.70% ..............    1,971,762
                                                        -------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                   disclosed above) -- 100.00% ......... $116,117,618
                                                        -------------
                                                        -------------
The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
ASSETS
     Investments in securities at value
      (cost $111,537,171) .....................................   $114,145,856
     Interest and dividends receivable ........................      2,051,507
                                                                 -------------
               Total assets ...................................    116,197,363
                                                                 -------------
LIABILITIES
     Payables -
          Management fee ......................................         40,468
          Other payables and accrued expenses .................         39,277
                                                                  ------------
               Total liabilities ..............................         79,745
                                                                  ------------
               Total net assets ...............................   $116,117,618
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
     Paid in capital ..........................................   $196,893,278
     Net unrealized appreciation on investments ...............      2,608,685
     Accumulated net realized loss on investments .............    (85,800,648)
     Accumulated undistributed net investment income ..........      2,416,303
                                                                  ------------
                                                                  $116,117,618
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price
    ($116,117,618 / 54,381,726 shares outstanding)                       $2.14
                                                                         -----
                                                                         -----

                The accompanying notes to financial statements
                    are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
INCOME
     Interest ..................................................    $ 4,727,385
     Dividend ..................................................         70,756
     Other .....................................................          5,000
                                                                    -----------
            Total income .......................................      4,803,141
                                                                    -----------
EXPENSES
     Management fee ............................................        236,478
     Transfer agent fees .......................................         29,658
     Registration fees .........................................         15,236
     Postage and mailing .......................................         12,543
     Accounting system and pricing service fees ................         10,939
     Audit and tax consulting fees .............................          8,750
     Legal fees ................................................          6,710
     Printing ..................................................          4,275
     Directors' fees ...........................................          4,000
     Custodian fees ............................................          2,771
     Other operating expenses ..................................          3,665
                                                                    -----------
            Total expenses .....................................        335,025
                                                                    -----------
            Net investment income ..............................      4,468,116
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS ...............................      (811,840)
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS ...........      9,649,862
                                                                    -----------
            Net realized and unrealized gain on investments ....      8,838,022
                                                                    -----------
            Net increase in net assets resulting from operations    $13,306,138
                                                                    -----------
                                                                    -----------
                The accompanying notes to financial statements
                    are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2003 (unaudited) and the year ended December 31, 2002
------------------------------------------------------------------------------------------------------------
                                                                              2003                 2002
                                                                          -------------         ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income .....................................         $  4,468,116           $  9,886,130
     Net realized loss on investments ..........................             (811,840)           (22,180,634)
     Change in net unrealized depreciation on investments ......            9,649,862              1,165,496
                                                                          ------------          ------------
             Net increase (decrease) in net assets resulting
              from operations ..................................           13,306,138            (11,129,008)
                                                                          ------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income ................................           (2,346,075)           (10,177,972)
                                                                         ------------           ------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares issued (17,946,647 and 24,144,215 shares,
      respectively) ...........................................            36,826,152             52,958,856
     Reinvestment of distributions
       (885,549 and 3,876,401 shares, respectively) ............            1,841,941              8,061,255
     Cost of shares redeemed (16,921,067 and 25,770,720 shares,
      respectively) ............................................          (34,900,109)           (57,038,699)
                                                                        -------------           ------------
            Net increase in net assets derived from
            capital share transactions .........................            3,767,984              3,981,412
                                                                         ------------           ------------
          Total increase (decrease) in net assets ..............           14,728,047            (17,325,568)
                                                                         ------------           ------------
NET ASSETS
     Beginning of period .......................................          101,389,571            118,715,139
                                                                         ------------           ------------
     End of period (including undistributed net investment
      income of $2,416,303 and $221,557, respectively) .........         $116,117,618           $101,389,571
                                                                         ------------           ------------
                                                                         ------------           ------------

          The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2003 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.  The following is a summary of the significant accounting policies of the Fund:

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.  Variable rate demand notes are valued at cost, which approximates market value.  U.S.
        Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the United States.

    (b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

    (d) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
        Revenue Code applicable to regulated investment companies.
        As of June 30, 2003, the Fund has capital loss carryforwards of approximately $85,801,000, which expire as follows: $1,505,000 in 2003,
        $9,476,000 in 2007, $19,346,000 in 2008, $30,985,000 in 2009,
        $23,496,000 in 2010 and $993,000 in 2011. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.

    (e) Distributions of net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
        The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
        (loss) on investments and accumulated undistributed net investment income.  Accordingly, at June 30, 2003, reclassifications were recorded to increase accumulated net investment income and decrease accumulated net realized loss on investments by $72,705. The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                              2003              2002
                                          ------------     ------------
             Distributions paid from:
             Ordinary income ............  $2,346,075       $10,177,972
                                          ------------     ------------
                                          ------------     ------------
        For the period ended June 30, 2003, none of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.
        As of June 30, 2003, investment cost for federal tax purposes was
        $111,395,230 and the tax basis components of net assets were as follows:

             Unrealized appreciation ....................   $4,619,346
             Unrealized depreciation ....................   (1,868,720)
                                                           ------------
             Net unrealized appreciation.................    2,750,626
                                                           ------------
             Undistributed ordinary income ..............    2,274,362
             Accumulated realized capital loss ..........  (85,800,648)
             Paid in capital ............................  196,893,278
                                                           ------------
             Net assets ................................. $116,117,618
                                                           ------------
                                                           ------------
        The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated realized capital loss, is attributable primarily to the difference between book and tax amortization/accretion for premium and market discount.

    (f) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .50% of the average net asset value up to and including $50 million, .40% of the average net asset value in excess of $50 million up to and including $100 million and .30% of the average net asset value in excess of $100 million.
    Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended June 30, 2003.

(3) Investment Transactions --
    For the period ended June 30, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $59,788,580 and $50,396,703, respectively.

Historical Record (unaudited)

-------------------------------------------------------------------------------
-----------------------------
                                              Net Investment      Growth of
            Net                                  Income          an Initial
        Asset Value                           Distributions       $10,000
         Per Share                              Per Share        Investment**
        -----------                           --------------   ---------------
November 21, 1977*...........    $5.10          $  ----           $10,000
December 31, 1987 ...........     3.64           0.4660            22,560
December 31, 1988 ...........     3.68           0.3710            25,164
December 31, 1989 ...........     3.44           0.3830            26,155
December 31, 1990 ...........     3.01           0.3970            25,886
December 31, 1991 ...........     3.34           0.3460            31,853
December 31, 1992 ...........     3.38           0.2955            35,143
December 31, 1993 ...........     3.52           0.2890            39,695
December 31, 1994 ...........     3.21           0.3010            39,626
December 31, 1995 ...........     3.42           0.2950            46,029
December 31, 1996 ...........     3.53           0.2960            51,721
December 31, 1997 ...........     3.69           0.2903            58,514
December 31, 1998 ...........     3.39           0.3155            58,788
December 31, 1999 ...........     3.06           0.3312            58,749
December 31, 2000 ...........     2.40           0.3060            51,620
December 31, 2001 ...........     2.36           0.2430            56,144
December 31, 2002 ...........     1.93           0.1985            50,459
June 30, 2003 ...............     2.14           0.0425(a)         57,092

 *  Initial date under Nicholas Company, Inc. management.
**  Assuming reinvestment of distributions.
    The Fund distributed no capital gains for the time periods listed.
(a) Paid $0.0425 in net investment income on May 02, 2003 to shareholders of record on May 01, 2003.

                                            Directors and Officers

                                 ALBERT O. NICHOLAS, President and Director

                                          ROBERT H. BOCK, Director

                                         JAY H. ROBERTSON, Director

                                 DAVID L. JOHNSON, Executive Vice President

                          THOMAS J. SAEGER, Executive Vice President and Secretary

                             JEFFREY T. MAY, Senior Vice President and Treasurer

                                  DAVID O. NICHOLAS, Senior Vice President

                                      CANDACE L. LESAK, Vice President

                                 KATHLEEN A. EVANS, Assistant Vice President

                                             Investment Adviser
                                           NICHOLAS COMPANY, INC.
                                            Milwaukee, Wisconsin
                                        414-272-6133 or 800-227-5987

                                               Transfer Agent
                                       U.S. BANCORP FUND SERVICES, LLC
                                            Milwaukee, Wisconsin
                                        414-276-0535 or 800-544-6547

                                                  Custodian
                                               U.S. BANK N.A.
                                              Cincinnati, Ohio

                                                  Auditors
                                            DELOITTE & TOUCHE LLP
                                              Chicago, Illinois

                                                   Counsel
                                        MICHAEL BEST & FRIEDRICH LLP
                                            Milwaukee, Wisconsin

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This  report  is submitted for the information of shareholders  of the  Fund.  It  is not authorized for distribution to  prospective
investors   unless  preceded  or  accompanied  by   an   effective
prospectus.

SEMIANNUAL REPORT
NICHOLAS INCOME FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
June 30, 2003

Item 2. Code of Ethics.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8. [Reserved.]

Item 9. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics -- Applicable only for reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Income Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: August 29, 2003

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: August 29, 2003